Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Lease liability	$ 19.0	$ 13.0
Fixed assets	27.0	23.0
Tax losses and R&D tax credits	408.0	147.0
Equity investments	9.0	7.0
Share-based compensation	28.0	30.0
Reserves and other liabilities	23.0	27.0
Total gross deferred tax assets	514.0	247.0
Less: Valuation allowance	(25.0)	(21.0)
Total deferred tax assets, net of valuation allowance	489.0	226.0
Right of use assets	(18.0)	(12.0)
Acquired intangibles	(5.0)	(6.0)
Outside basis differences	(106.0)	(110.0)
Hedging reserve	0.0	(3.0)
Contract liabilities	(213.0)	(218.0)
Total deferred tax liabilities	(342.0)	(349.0)
Net deferred tax assets	$ 147.0
Net deferred tax liabilities		$ (123.0)